Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 94.1%

BRAZIL — 11.4%
B3 SA — Brasil Bolsa Balcao	25,308,600	$60,554,133
Banco Bradesco SA ADR	13,031,421	37,269,864
MercadoLibre, Inc. *	117,298	177,349,884
Natura & Co. Holding SA	14,131,900	50,126,910
NU Holdings Ltd., Class A *	4,539,041	54,150,759
Petroleo Brasileiro SA ADR	11,261,639	171,289,529
		550,741,079
CANADA — 0.6%
Valeura Energy, Inc. *	7,338,632	27,142,997

CHILE — 0.9%
Lundin Mining Corp.	4,130,044	42,259,356

CHINA — 22.0%
Alibaba Group Holding Ltd.	13,763,620	124,462,135
Anker Innovations Technology Co., Ltd., Class A	3,891,800	41,217,974
Baidu, Inc., Class A *	4,298,250	56,584,837
BeiGene Ltd. *	1,649,695	19,846,805
Brilliance China Automotive Holdings Ltd.	46,860,000	32,341,123
China Merchants Bank Co., Ltd., Class H	13,812,000	54,744,103
Haier Smart Home Co., Ltd., Class H	14,634,080	45,538,365
JD.com, Inc., Class A	2,821,685	38,704,727
KE Holdings, Inc. ADR	359,307	4,933,285
KE Holdings, Inc., Class A	6,346,524	29,047,557
Kuaishou Technology *	4,056,200	25,532,161
Kweichow Moutai Co., Ltd., Class A	342,000	80,616,541
Li Ning Co., Ltd.	4,143,000	11,052,320
Luckin Coffee, Inc. ADR *	992,804	24,264,130
Lufax Holding Ltd. ADR	1,585,838	6,692,236
Midea Group Co., Ltd., Class A	5,583,770	49,917,994
Ping An Bank Co., Ltd., Class A	18,649,009	27,086,841
Ping An Insurance Group Co. of China Ltd., Class H	13,015,000	55,257,541
Shenzhou International Group Holdings Ltd.	5,155,800	48,946,141
Silergy Corp.	4,246,000	43,435,456
Tencent Holdings Ltd.	4,032,600	157,069,543
Tencent Music Entertainment Group ADR *	3,345,548	37,436,682
Zai Lab Ltd. *	4,446,930	7,218,283
Zijin Mining Group Co., Ltd., Class H	21,570,000	43,213,362
		1,065,160,142
INDIA — 13.5%
Axis Bank Ltd.	1,478,493	18,634,035
Delhivery Ltd. *	8,865,503	47,615,810
HDFC Life Insurance Co., Ltd.	6,377,868	48,488,285
Jio Financial Services Ltd. *	19,350,392	82,266,108
PB Fintech Ltd. *	1,782,814	24,112,238
Reliance Industries Ltd.	5,896,541	210,849,626
Tata Consultancy Services Ltd.	2,053,206	95,827,135
Tech Mahindra Ltd.	4,181,416	62,753,423
UltraTech Cement Ltd.	402,747	47,162,877
WNS Holdings Ltd. *	352,945	17,834,311
		655,543,848
INDONESIA — 2.1%
Bank Rakyat Indonesia Persero Tbk PT	263,410,863	100,721,718

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
KAZAKHSTAN — 0.3%
Kaspi.KZ JSC ADR	123,799	$15,925,503

MEXICO — 5.8%
Cemex SAB de CV, Participating Certificate, ADR *	6,103,003	54,988,057
Fomento Economico Mexicano SAB de CV ADR	584,082	76,088,362
Grupo Financiero Banorte SAB de CV, Class O	9,453,437	100,408,720
Wal-Mart de Mexico SAB de CV	12,289,414	49,475,800
		280,960,939
PANAMA — 0.9%
Copa Holdings SA, Class A	433,687	45,172,838

PERU — 0.9%
Credicorp Ltd.	263,874	44,708,172

POLAND — 1.1%
Allegro.eu SA *	3,541,840	29,329,757
KGHM Polska Miedz SA	781,514	22,319,481
		51,649,238
RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	548,127	0
MMC Norilsk Nickel PJSC ADR *(b)	2	0
Moscow Exchange MICEX-RTS PJSC *(b)	14,557,370	0
Sberbank of Russia PJSC *(b)	31,444,360	0
		0
SAUDI ARABIA — 0.4%
Saudi Tadawul Group Holding Co.	244,108	17,788,138

SINGAPORE — 0.8%
Sea Ltd. ADR *	772,637	41,498,333

SOUTH AFRICA — 2.0%
FirstRand Ltd.	7,732,346	25,194,271
Naspers Ltd., N Shares	418,702	74,224,546
		99,418,817
SOUTH KOREA — 12.4%
Coupang, Inc. *	2,912,164	51,807,398
Hyundai Motor Co.	567,693	99,896,065
NAVER Corp.	116,275	16,153,815
Samsung Electronics Co., Ltd.	4,203,499	252,619,834
SK Hynix, Inc.	1,355,463	179,565,479
		600,042,591
TAIWAN — 15.0%
Accton Technology Corp.	4,357,000	62,438,023
MediaTek, Inc.	2,566,000	92,977,230
Taiwan Semiconductor Manufacturing Co., Ltd.	23,977,310	574,405,569
		729,820,822
THAILAND — 2.5%
Fabrinet *	196,859	37,210,288
PTT Exploration & Production PCL	13,519,800	55,697,924
SCB X PCL	8,120,800	25,386,721
		118,294,933

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
VIETNAM — 0.0% (a)
Mobile World Investment Corp.	1,232,000	$2,533,891

ZAMBIA — 1.5%
First Quantum Minerals Ltd.	6,763,133	72,696,627

Total Common Stocks
(cost $3,954,415,218)		4,562,079,982

PREFERRED STOCKS — 3.4%

BRAZIL — 1.8%
Petroleo Brasileiro SA ADR 8.63%	3,471,114	51,719,599
Raizen SA 5.47%	50,954,810	36,371,619
		88,091,218
SOUTH KOREA — 1.6%
Samsung Electronics Co., Ltd. 1.59%	1,527,628	76,247,277

Total Preferred Stocks
(cost $128,711,685)		164,338,495

TOTAL INVESTMENTS — 97.5%
(cost $4,083,126,903)		$4,726,418,477
Other assets less liabilities — 2.5%		122,178,907
NET ASSETS — 100.0%		$4,848,597,384

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$1,225,624,200	$3,336,455,782	$0	$4,562,079,982
Preferred Stocks**	88,091,218	76,247,277	—	164,338,495
Total	$1,313,715,418	$3,412,703,059	$0	$4,726,418,477

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the year to March 31, 2024 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended March 31, 2024.

See previously submitted notes to the financial statements for the year ended December 31, 2023.